Note 14 - Employee Benefits - Activities Under All Plans (Details) - $ / shares	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Shares available for grant (in shares)	415,292	415,292
Weighted average exercise price (in dollars per share)	$ 9.25	$ 9.25
Unvested options (in shares)	22,820	22,820
Shares available for grant (in shares)	415,292	415,292			415,292
Weighted average exercise price (in dollars per share)	$ 9.25	$ 9.25			$ 9.25
Unvested options (in shares)	22,820	22,820			22,820
Granted (in shares)		0	0
Granted unvested options (in shares)		0	0
Unvested options, weighted average grant date fair value (in dollars per share)					$ 4.04
Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)	17,161	17,161
Unvested restricted shares outstanding (in shares)	17,161	17,161			17,161
Employee Stock Option [Member]
Options outstanding (in shares)	49,229	49,229
Options outstanding (in shares)	49,229	49,229			49,229
The 2001 Plan [Member]
Shares available for grant (in shares)		0	0	0
Weighted average exercise price (in dollars per share)		$ 0	$ 0	$ 30
Unvested options (in shares)		0	0	0
Forfeited/expired (in shares)				0
Forfeited/expired (in shares)				0
Forfeited/expired (in dollars per share)				$ 30
Forfeited/expired unvested options (in shares)				0
Shares available for grant (in shares)	0	0	0	0
Weighted average exercise price (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Unvested options (in shares)	0	0	0	0
Shares available for grant (in shares)	0	0	0	0	0	0
Weighted average exercise price (in dollars per share)	$ 0	$ 0	$ 0	$ 30	$ 0	$ 0
Unvested options (in shares)	0	0	0	0	0	0
The 2001 Plan [Member] | Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)		0	0	0
Forfeited/expired (in shares)				0
Forfeited/expired (in shares)				0
Unvested restricted shares outstanding (in shares)	0	0	0	0
Unvested restricted shares outstanding (in shares)	0	0	0	0	0	0
The 2001 Plan [Member] | Employee Stock Option [Member]
Options outstanding (in shares)		0	0	15,000
Forfeited/expired (in shares)				(15,000)
Options outstanding (in shares)	0	0	0	0
Options outstanding (in shares)	0	0	0	15,000	0	0
The 2009 Plan [Member]
Shares available for grant (in shares)		54,876	96,341	96,405
Weighted average exercise price (in dollars per share)		$ 9.25	$ 4.77	$ 4.77
Unvested options (in shares)		34,229	0	0
Forfeited/expired (in shares)				395
Forfeited/expired (in shares)				(395)
Forfeited/expired unvested options (in shares)				0
Shares available for grant (in shares)	0	0	54,876	96,341
Weighted average exercise price (in dollars per share)	$ 9.25	$ 9.25	$ 9.25	$ 4.77
Unvested options (in shares)	22,820	22,820	34,229	0
Shares available for grant (in shares)	0	54,876	96,341	96,405	0	54,876
Weighted average exercise price (in dollars per share)	$ 9.25	$ 9.25	$ 4.77	$ 4.77	$ 9.25	$ 9.25
Unvested options (in shares)	22,820	22,820	0	0	22,820	34,229
Transferred from previous plan, effect on shares available for grant (in shares)				15,000
Unvested options transferred from previous plan (in shares)				0
Vested (in shares)		0	0	0
Vested (in shares)		11,409	0	0
Unvested options vested (in shares)		(11,409)	0	0
Unvested options, weighted average grant date fair value (in dollars per share)					$ 4.04	$ 4.04
Transferred to subsequent plan (in shares)		(43,712)
Vested (in dollars per share)		$ 4.04
The 2009 Plan [Member] | Granted January 27, 2015 [Member]
Granted (in shares)				(11,903)
Granted (in shares)				0
Granted unvested options (in shares)				0
Granted (Year)				3 years
The 2009 Plan [Member] | Granted April 28, 2015 [Member]
Granted (in shares)				(3,158)
Granted (in shares)				0
Granted unvested options (in shares)				0
Granted (Year)				1 year
The 2009 Plan [Member] | Granted June 8, 2015 [Member]
Granted (in shares)				(398)
Granted (in shares)				0
Granted unvested options (in shares)				0
Granted (Year)				1 year
The 2009 Plan [Member] | Granted January 26, 2016, First Grant [Member]
Granted (in shares)			(4,087)
Granted (in shares)			0
Granted unvested options (in shares)			0
Granted (Year)			3 years
The 2009 Plan [Member] | Granted January 26, 2016, Second Grant [Member]
Granted (in shares)			(34,229)
Granted (in shares)			34,229
Granted unvested options (in shares)			34,229
Granted (Year)			3 years
Granted (in dollars per share)			$ 11.21
Granted (in dollars per share)			$ 4.04
The 2009 Plan [Member] | Granted April 26, 2016 [Member]
Granted (in shares)			(3,149)
Granted (in shares)			0
Granted unvested options (in shares)			0
Granted (Year)			1 year
The 2009 Plan [Member] | Granted January 31, 2017 [Member]
Granted (in shares)		(11,164)
Granted (Year)		3 years
The 2009 Plan [Member] | Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)		20,596	38,886	84,858
Forfeited/expired (in shares)				329
Forfeited/expired (in shares)				(329)
Unvested restricted shares outstanding (in shares)	14,881	14,881	20,596	38,886
Unvested restricted shares outstanding (in shares)	14,881	14,881	38,886	84,858	14,881	20,596
Transferred from previous plan (in shares)				0
Vested (in shares)		(15,018)	(24,320)	(58,526)
Transferred to subsequent plan (in shares)		0
The 2009 Plan [Member] | Restricted Stock [Member] | Granted January 27, 2015 [Member]
Granted (in shares)				9,919
The 2009 Plan [Member] | Restricted Stock [Member] | Granted April 28, 2015 [Member]
Granted (in shares)				2,632
The 2009 Plan [Member] | Restricted Stock [Member] | Granted June 8, 2015 [Member]
Granted (in shares)				332
The 2009 Plan [Member] | Restricted Stock [Member] | Granted January 26, 2016, First Grant [Member]
Granted (in shares)			3,406
The 2009 Plan [Member] | Restricted Stock [Member] | Granted January 26, 2016, Second Grant [Member]
Granted (in shares)			0
The 2009 Plan [Member] | Restricted Stock [Member] | Granted April 26, 2016 [Member]
Granted (in shares)			2,624
The 2009 Plan [Member] | Restricted Stock [Member] | Granted January 31, 2017 [Member]
Granted (in shares)		9,303
The 2009 Plan [Member] | Employee Stock Option [Member]
Options outstanding (in shares)		49,229	15,000	15,000
Forfeited/expired (in shares)				0
Options outstanding (in shares)	49,229	49,229	49,229	15,000
Options outstanding (in shares)	49,229	49,229	15,000	15,000	49,229	49,229
Transferred from previous plan (in shares)				0
Vested (in shares)		0	0	0
Unvested options vested (in shares)		0	0	0
Transferred to subsequent plan (in shares)		0
The 2009 Plan [Member] | Employee Stock Option [Member] | Granted January 27, 2015 [Member]
Granted (in shares)				0
Granted unvested options (in shares)				0
The 2009 Plan [Member] | Employee Stock Option [Member] | Granted April 28, 2015 [Member]
Granted (in shares)				0
Granted unvested options (in shares)				0
The 2009 Plan [Member] | Employee Stock Option [Member] | Granted June 8, 2015 [Member]
Granted (in shares)				0
Granted unvested options (in shares)				0
The 2009 Plan [Member] | Employee Stock Option [Member] | Granted January 26, 2016, First Grant [Member]
Granted (in shares)			0
Granted unvested options (in shares)			0
The 2009 Plan [Member] | Employee Stock Option [Member] | Granted January 26, 2016, Second Grant [Member]
Granted (in shares)			34,229
Granted unvested options (in shares)			34,229
The 2009 Plan [Member] | Employee Stock Option [Member] | Granted April 26, 2016 [Member]
Granted (in shares)			0
Granted unvested options (in shares)			0
The 2009 Plan [Member] | Employee Stock Option [Member] | Granted January 31, 2017 [Member]
Granted (in shares)		0
Granted unvested options (in shares)		0
The 2017 Plan [Member]
Shares available for grant (in shares)	375,000
Weighted average exercise price (in dollars per share)
Unvested options (in shares)	0
Shares available for grant (in shares)	415,292	415,292
Options outstanding (in shares)	0	0
Weighted average exercise price (in dollars per share)
Unvested options (in shares)	0	0
Shares available for grant (in shares)	375,000	415,292			415,292
Options outstanding (in shares)	0	0			0
Weighted average exercise price (in dollars per share)
Unvested options (in shares)	0	0			0
Granted (in shares)	(3,420)
Granted (in shares)
Granted unvested options (in shares)
Granted (Year)	1 year
Transferred from previous plan, effect on shares available for grant (in shares)	43,712
The 2017 Plan [Member] | Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)
Unvested restricted shares outstanding (in shares)	2,280	2,280
Unvested restricted shares outstanding (in shares)	2,280	2,280			2,280
Granted (in shares)	2,280
Transferred from previous plan (in shares)	0
The 2017 Plan [Member] | Employee Stock Option [Member]
Options outstanding (in shares)
Options outstanding (in shares)	0	0
Options outstanding (in shares)		0			0
Granted (in shares)	0
Granted unvested options (in shares)	0
Transferred from previous plan (in shares)	0